CVR Dynamic Allocation Fund
CVR Dynamic Allocation Fund
Investment Objective
The CVR Dynamic Allocation Fund (the "Fund") seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CVR Dynamic Allocation Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CVR Dynamic Allocation Fund		Institutional Shares	Investor Shares
Management Fees		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.90%	1.37%
Acquired Fund Fees and Expenses	[2]	0.16%	0.16%
Total Annual Fund Operating Expenses		2.16%	2.88%
Fee Waiver and/or Expense Reimbursement	[3]	(0.51%)	(0.98%)
Net Annual Fund Operating Expenses		1.65%	1.90%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	CVR Portfolio Funds LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.65% and Investor Shares to 1.90%, through March 31, 2015 ("Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example CVR Dynamic Allocation Fund (USD $)	1 Year	3 Years
Institutional Shares	168	627
Investor Shares	193	799

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund pursues its investment objective by allocating investment capital to three principal investment strategies. Allocations within each strategy are based on fundamental screens, quantitative research and a multi-asset class absolute return strategy. The Fund implements the strategies by investing globally in a broad range of instruments, including, but not limited to, equities (of small-, large- and mid-cap companies), ETFs and a sub-advised absolute return strategy. The Adviser believes that the Fund's three principal strategies are subject to different and in some cases contrary risks so that the value of the Fund's investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investment strategies taken by itself. That said, the Fund may not always be invested in all three strategies, depending on, among other things, the size of the Fund and/or prevailing market conditions.

The strategies employed by the Fund are:

Focused U.S. Equity: The Focused U.S. Equity strategy primarily invests in a core equity strategy. The core equity strategy uses a custom fundamental screen to evaluate a universe of U.S. listed common stocks for inclusion in the strategy. The Adviser's security selection process begins with screening a universe of U.S. listed common stocks included in the S&P 500 Index, Russell 3000 Index, S&P 600 Smallcap Index, S&P 400 Midcap Index and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 20-30 of the highest ranked common stocks. The Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.

The Adviser may sell a security when the Adviser's metrics indicate it to be overvalued relative to other securities in the universe or to be an otherwise unattractive investment.

Defensive Equity ETF: The Defensive Equity ETF strategy primarily invests in ETFs and /or equity securities, including common and preferred stocks, representing industries or industry groups that are chosen for exposure to investment drivers and themes including: consumer discretionary spending, media related services, government spending such as defense/infrastructure, energy consumption, banking, insurance and financials, healthcare and biotech, internet services and infrastructure, technology and software related services, and transportation. Through the tactical ETF strategy, the Fund may invest in a basket of securities to represent a proxy for a selected ETF if it is determined that investment in the ETF is not feasible or otherwise not in best interest of the Fund.

Absolute Return: The Absolute Return strategy primarily invests in independent strategies that focus on long/short global equity, global fixed-income and systematic global macro investments. Each of these independent strategies employs its own set of fundamental and/or technical factors, which are analyzed and implemented in order to seek a return stream that depends on both convergent (value driven) and divergent (price momentum driven) market behavior and that spans multiple asset classes, such as stocks, bonds, currencies and commodity-linked derivatives.

The Absolute Return strategy allocates a percentage of capital to the equity and relative value fixed-income strategies to gain its convergent exposure, and a percentage of its capital to the systematic global macro strategy to obtain its divergent exposure. The Absolute Return strategy uses a multi-determinant model to rebalance the independent strategies. The stock and bond exposure is generally managed using models that interpret macroeconomic, relative value, inflation, interest rate and price related data. The Absolute Return strategy may achieve its exposure to the instruments in which it invests by using derivatives rather than holding those assets directly. Such derivatives include currency future and forward contracts, commodity future and forward contracts, and equity index futures. The Fund may enter into either long or short positions in the future and forward contracts.

A portion of the Fund's assets may be held in cash or cash equivalent investments, including, but not limited to, short-term investment funds and/or U.S. Government securities.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following additional risks could affect the value of your investment:

Asset Allocation Risk. The Fund's ability to achieve its investment objective depends upon the Adviser's analysis of various factors and Adviser's ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Fund may experience losses or poor relative performance if the Adviser allocates a significant portion of the Fund's assets to an asset class that does not perform as the Adviser anticipated, including relative to other asset classes. The Fund may underperform funds that allocate their assets differently than the Fund.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative investments (such as futures and forwards) may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Common and Preferred Stock Risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks are sensitive to movements in interest rates. The Fund's common and preferred stock holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk. Derivatives, such as options, futures and forward contracts, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund's use of derivatives may also expose the Fund to greater or different risks, including the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Fund would sell the segregated assets and/or offsetting positions.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Tax Risk is the risk that the use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. The Fund's use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund's taxable income or gains and distributions to shareholders.

Exchange Traded Funds Risk. An investment in an ETF involves substantially the same risks as investing directly in the underlying securities. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. The Fund must pay its pro rata portion of an ETF's fees and expenses. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Forward and Futures Contract Risk. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk. Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time and price the Adviser would like. This may result in a loss to the Fund.

High Turnover Risk. The Fund's strategy may result in high turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund's performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the Fund to losses in excess of the amounts invested or borrowed.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Mid Capitalization Company Risk. The Fund's investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models supplied by third parties and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

New Fund Risk. The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund's Adviser may not be successful in implementing the Fund's investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Short Position Risk. The Fund will incur a loss from a short position if the value of the reference instrument increases after the time the Fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Fund's losses, and also may involve credit and counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Small Capitalization Company Risk. The Fund's investments in small capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Tax Risk. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, in part, derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund intends to restrict its income from direct investments in commodities and commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The tax treatment of commodities or commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse actions, the income of the Fund from certain commodities or commodity-linked derivatives were to be treated as non-qualifying income, the Fund might fail to qualify as a RIC and would be subject to federal income tax at the Fund level.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information
The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.